STOCK OPTIONS AND WARRANTS	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
STOCK OPTIONS AND WARRANTS [Text Block]

9.    STOCK OPTIONS AND WARRANTS

Stock Options

On July 15, 2014, the shareholders approved and adopted at the Annual General Meeting the Company's 2014 Stock Option Plan.  On April 14, 2011, the shareholders approved and adopted at the Annual General Meeting to consolidate the Company's 2007 Equity compensation plan and the Company's 2010 Equity Compensation Plan into a new Company 2011 Stock Option Plan.  The purpose of these Plans is to advance the interests of the Corporation, through the grant of Options, by providing an incentive mechanism to foster the interest of eligible persons in the success of the Corporation and its affiliates; encouraging eligible persons to remain with the Corporation or its affiliates; and attracting new Directors, Officers, Employees and Consultants.

On November 12, 2020, the Company issued 500,000 stock options to one of the consultants of the Company with an exercise price of $0.05 vested immediately, expiring November 12, 2025.

On December 14, 2020, the Company issued 2,100,000 stock options to consultants and officers of the Company with an exercise price of $0.05 vested immediately, expiring December 14, 2025.

On January 28, 2021, the Company issued 2,000,000 stock options to one of the consultants of the Company with an exercise price of $0.14 vested immediately, expiring January 28, 2026.

On February 4, 2021, the Company issued 100,000 stock options to one of the consultants of the Company with an exercise price of $0.18 vested immediately, expiring February 4, 2026.

On February 5, 2021, the Company issued 300,000 stock options to three of the consultants of the Company with an exercise price of $0.18 vested immediately, expiring February 5, 2026.

The fair value of the options granted was estimated on the date of the grant using the Black-Scholes options pricing model, with the following weighted average assumptions:

Expected dividend yield	0.00%
Expected stock volatility	98%
Risk-free interest rate	0.40%
Expected life of options (years)	5.00
Expected forfeiture rate	0.00%
Grant date fair value per option	$0.06

During the six month period ended February 28, 2021, the Company recorded $288,686 (February 29, 2020 - $17,308) as stock based compensation expenses. In addition, the Company issued 2,720,000 (February 29, 2020: Nil) common shares of the Company as a result of exercised stock options for gross proceeds of $75,048 and a total of 1,100,000 stock options expired without being exercised (February 29, 2020: 1,000,000).

A summary of the changes in stock options for the six months ended February 28, 2021 is presented below:

		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2019	8,320,000	$0.07
Issued	2,000,000	0.02
Expired	(1,000,000)	0.10
Balance, August 31, 2020	9,320,000	$0.06
Issued	5,000,000	0.10
Expired	(1,100,000)	0.05
Exercised	(2,993,224)	0.04
Balance, February 28, 2021	10,226,776	$0.08

The Company has the following options outstanding and exercisable:

February 28, 2021
Issue Date	Expiry Date	Exercise Price	Number of Options	Remaining Life
September 19, 2016	September 19, 2021	0.07	700,000*	0.56 years
January 20, 2017	January 20, 2022	0.07	1,200,000*	0.89 years
January 31, 2017	January 31, 2022	0.07	1,250,000*	0.92 years
May 2, 2017	May 2, 2022	0.10	500,000*	1.17 years
October 27, 2017	October 27, 2022	0.05	800,000*	1.66 years
May 11, 2018	May 11, 2023	0.06	500,000*	2.20 years
May 22, 2018	May 22, 2023	0.07	550,000*	2.23 years
February 25, 2020	February 25, 2022	0.02	226,776*	0.99 years
December 14, 2020	December 14, 2025	0.05	2,100,000*	4.79 years
January 28, 2021	January 28, 2026	0.14	2,000,000*	4.92 years
February 4, 2021	February 4, 2026	0.18	100,000	4.94 years
February 5, 2021	February 5, 2026	0.18	300,000	4.94 years

		0.08	10,226,776	2.52 years

*As at February 28, 2021 the market price of the Company's common shares was $0.1426 per share. A total of 9,826,776 incentive stock options were in the money with an intrinsic value of $882,363.

August 31, 2020
Issue Date	Expiry Date	Exercise Price	Number of Options	Remaining Life
October 23, 2015	October 23, 2020	0.05	1,100,000	0.15 years
September 19, 2016	September 19, 2021	0.07	800,000	1.05 years
January 20, 2017	January 20, 2022	0.07	1,535,000	1.39 years
January 31, 2017	January 31, 2022	0.07	1,500,000	1.42 years
May 2, 2017	May 2, 2022	0.10	500,000	1.67 years
October 27, 2017	October 27, 2022	0.05	800,000	2.16 years
May 11, 2018	May 11, 2023	0.06	535,000	2.70 years
May 22, 2018	May 22, 2023	0.07	550,000	2.73 years
February 25, 2020	February 25, 2022	0.02	2,000,000	1.49 years

		0.06	9,320,000	1.48 years

Warrants

During the period ended February 28, 2021 the Company issued 1,500,000 warrants attached to units in a private placement, see Note 8.

A summary of warrants as at February 28, 2021 and August 31, 2020 is as follows:

		Weighted Average
	Number of warrants	Exercise Price
Balance, August 31, 2019	26,141,459	$0.06
Expired	(12,904,590)	0.07
Balance, August 31, 2020	13,236,869	$0.06
Issued	1,500,000	0.09
Exercised	(40,000)	0.04
Balance, February 28, 2021	14,696,869	$0.05

The Company has the following warrants outstanding:

February 28, 2021
Issue Date	Expiry Date	Exercise Price	Number of Warrants*
August 31, 2018	August 31, 2021	0.05	4,800,000
September 21, 2018	September 21, 2021	0.05	2,427,500
March 27, 2019	March 27, 2023	0.04	5,969,369
January 14, 2021	January 14, 2022	0.09	1,500,000

		0.05	14,696,869

*Each warrant entitles a holder to purchase one common share.

August 31, 2020
Issue Date	Expiry Date	Exercise Price	Number of Warrants*
August 31, 2018	August 31, 2021	0.05	4,800,000
September 21, 2018	September 21, 2021	0.05	2,427,500
March 27, 2019	March 27, 2023	0.04	6,009,369

		0.05	13,236,869

8.    STOCK OPTIONS AND WARRANTS

Stock Options

On July 15, 2014, the shareholders approved and adopted at the Annual General Meeting the Company's 2014 Stock Option Plan.  On April 14, 2011, the shareholders approved and adopted at the Annual General Meeting to consolidate the Company's 2007 Equity compensation plan and the Company's 2010 Equity Compensation Plan into a new Company 2011 Stock Option Plan.  The purpose of these Plans is to advance the interests of the Corporation, through the grant of Options, by providing an incentive mechanism to foster the interest of eligible persons in the success of the Corporation and its affiliates; encouraging eligible persons to remain with the Corporation or its affiliates; and attracting new Directors, Officers, Employees and Consultants.

On February 25, 2020 the Company granted 2,000,000 stock options to a consultant of the Company with an exercise price of $0.02, expiring February 25, 2022.

For the year ended August 31, 2020, the Company recorded $17,308 (2019 - $Nil) stock-based compensation expense.

A summary of the changes in stock options is presented below:

		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2018	8,570,000	$0.07
Expired	(250,000)	0.06
Balance, August 31, 2019	8,320,000	$0.07
Granted	2,000,000	0.02
Expired	(1,000,000)	0.10
Balance, August 31, 2020	9,320,000	$0.06

The fair value of options granted has been estimated as of the date of the grant by using the Black-Scholes option pricing model with the following assumptions:

	August 31, 2020	August 31, 2019
Expected volatility	163%	N/A
Risk-free interest rate	1.16%	N/A
Expected life	2 years	N/A
Dividend yield	NIL	N/A
Estimated fair value per option	$0.01	N/A

The Company has the following options outstanding and exercisable.

August 31, 2020
	Options outstanding and exercisable
	Number	Remaining
Exercise prices	of shares	contractual life (years)
$0.07	550,000	2.73
$0.06	535,000	2.70
$0.05	800,000	2.16
$0.10	500,000	1.67
$0.02	2,000,000	1.49
$0.07	1,500,000	1.42
$0.07	1,535,000	1.39
$0.07	800,000	1.05
$0.05	1,100,000*	0.15
	9,320,000	1.48

The aggregate intrinsic value for options outstanding and exercisable as at August 31, 2020 was $Nil.

* Expired subsequent to the year ended August 31, 2020.

Warrants

There were no warrants issued during the year ended August 31, 2020.

During the year ended August 31, 2019, the Company issued 7,731,769 warrants attached to units in private placements and 705,100 broker warrants in connection with the private placements. The fair value of the brokers warrants was $12,861, recorded as share issuance costs off-setting the gross proceeds of private placements in additional-paid-in-capital, and was calculated using the Black Scholes option pricing model, with the following weighted average assumptions: expected volatility 150%, risk-free interest rate: 2.38%, expected life: 3.71 years, dividend yield: 0.00%.

A summary of changes in warrants is presented below:

		Warrants Outstanding
		Weighted Average
	Number of warrants	Exercise Price
Balance, August 31, 2018	40,739,060	$0.06
Expired	(23,034,470)	0.07
Issued	8,436,869	0.04
Balance, August 31, 2019	26,141,459	$0.06
Expired	(12,904,590)	0.07
Balance, August 31, 2020	13,236,869	$0.05

The Company has the following warrants outstanding and exercisable:

Number	Exercise	Expiry
Outstanding[1]	Price	Date
6,009,369	$0.040	March 27, 2023
2,427,500	$0.050	September 21, 2021
4,800,000	$0.050	August 31, 2021
13,236,869

[1]Each warrant entitles a holder to purchase one common share.